Income Taxes - Disclosure of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Percent
Company's statutory tax rate	26.50%	26.70%	26.70%
Non-deductible share-based compensation expense	(1.60%)	(4.20%)	(13.30%)
Other non-deductible and tax exempt items	(1.10%)	(2.70%)	(9.20%)
Change in unrecognized deferred tax assets	(15.90%)	(2.30%)	0.00%
Impairment of intangibles and goodwill	(0.70%)	0.00%	0.00%
Other	(0.10%)	1.10%	0.00%
Total average effective tax rate	7.10%	18.60%	4.20%
Amount
Loss before income taxes	$ (42,632)	$ (15,326)	$ (7,538)
Company's statutory tax rate	(11,297)	(4,092)	(2,013)
Non-deductible share-based compensation expense	689	642	1,004
Other non-deductible and tax exempt items	490	409	695
Change in unrecognized deferred tax assets	6,795	361	0
Impairment of intangibles and goodwill	310	0	0
Other	48	(171)	0
Income tax expense (recovery)	$ (2,965)	$ (2,851)	$ (314)